Transferred financial assets that are not derecognized in their entirety	12 Months Ended
Dec. 31, 2025
Transferred Financial Assets That Are Not Derecognized In Their Entirety [Line Items]
Transferred financial assets that are not derecognized in their entirety
b) Transferred financial assets that are not derecognized in their entirety
The
table
below
presents
information
for
financial
assets
that
have
been
transferred
but
are
subject
to
continued
recognition in full, as well as recognized liabilities associated with those transferred assets.
Transferred financial
assets subject to continued recognition in full
USD m 31.12.25 31.12.24
Carrying amount
of transferred
assets
Carrying amount of
associated liabilities
recognized
on balance sheet
Carrying amount
of transferred
assets
Carrying amount of
associated liabilities
recognized
on balance sheet
Financial assets at fair value held for trading that may be sold or repledged by counterparties 44,627 24,137 38,532 19,690
Financial assets at fair value not held for trading that may be sold or repledged by counterparties 3,202 2,580 2,566 2,012
Other financial assets measured at amortized cost that may be sold or repledged by counterparties 8,689 7,575 7,891 7,442
Financial assets measured at fair value through other comprehensive income that may be sold or repledged by counterparties
43 43
Total financial assets transferred 56,561 34,335 48,989 29,144
Transactions
in which
financial assets
are transferred
but continue
to be
recognized in
their entirety
on UBS’s
balance
sheet include
securities lending
and repurchase
agreements, as
well as
other financial
asset transfers.
Repurchase and
securities lending
arrangements are,
for the
most part,
conducted under
standard market
agreements and
are undertaken
with counterparties subject to UBS’s normal credit risk control processes.
›
Refer to Note 1a item 2e for more information about repurchase and securities lending agreements
Financial assets at fair
value held for trading
that may be sold
or repledged by counterparties
include securities lending
and
repurchase
agreements
in
exchange
for
cash
received,
securities
lending
agreements
in
exchange
for
securities
received and other financial asset transfers.
For
securities
lending
and
repurchase
agreements,
a
haircut
of
between
0
%
and
15
%
is
generally
applied
to
the
transferred
assets,
which
results
in
associated
liabilities
having
a
carrying
amount
below
the
carrying
amount
of
the
transferred assets. The counterparties to the associated liabilities included in the table above have full recourse to UBS.
In securities
lending arrangements entered
into in exchange
for the
receipt of other
securities as collateral,
neither the
securities received nor the obligation to return them are recognized on UBS’s balance sheet, as the risks and rewards of
ownership are not
transferred to UBS.
In cases where
such financial assets received
are subsequently sold or
repledged
in another transaction,
this is not considered to be a transfer of financial assets.
Other financial asset
transfers primarily include
securities transferred to
collateralize derivative transactions,
for which the
carrying amount
of associated
liabilities is
not included
in the
table above,
because those
replacement values
are managed
on a
portfolio basis
across counterparties and
product types, and
therefore there is
no direct
relationship between the
specific collateral pledged and the associated liability.
Transferred financial assets that are not subject to derecognition in full but remain on the balance sheet to the extent of the Group’s continuing involvement were not material as of 31 December 2025 and as of 31 December 2024.